Condensed Consolidated Interim Statement of Profit or Loss and Other Comprehensive Income or Loss (Unaudited) (Parentheticals) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Remeasurements of defined benefit liability, net of taxes	$ 0	$ 0
Foreign currency translation differences, net of taxes	0	0
Other comprehensive income/(loss), net of taxes	$ 0	$ 0
Diluted loss per share (in Dollars per share)	$ (2.11)	$ (28.31)
Diluted loss per share from continuing operations (in Dollars per share)	$ (2.11)	$ (21.55)